Basis of preparation	12 Months Ended
Dec. 31, 2021
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
The consolidated financial statements of Nomad and its subsidiaries (the “Company” or “Nomad”) have been prepared in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board. These consolidated financial statements are also in accordance with International Financial Reporting Standards as adopted by the European Union.
The preparation of our consolidated financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe appropriate under the circumstances, such as current economic conditions in light of the COVID-19 pandemic. Actual results could differ from these estimates. In preparing cash flow forecasts, management consider severe but plausible downside scenarios taking into consideration the Company's key risks, including the impacts of the COVID-19 pandemic. Having considered these risks in their assessment, the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing these financial statements.
Adoption of new accounting standards - IFRS 9 'Financial Instruments'
IFRS 9 ‘Financial Instruments’ was issued in July 2014 and replaced IAS 39 ‘Financial Instruments: Recognition and Measurement.’ The Company had previously elected to continue hedge accounting under IAS 39 as was allowed by the standard. On January 1, 2021, the Company adopted hedge accounting under IFRS 9, as the hedge accounting requirements have been simplified and are more closely aligned to the Company's risk management strategy. Under IFRS 9 all existing hedging relationships qualified as continuing hedging relationships.

The Company applied IFRS 9 hedge accounting prospectively, "except for application of the cost of hedging approach". The Company has elected the cost of hedging approach for the fair value movement of all hedging instruments, whereby the movements will be recognized within equity, to the extent that they relate to the hedged item. As permitted by the standard, adjustments required as a result of adopting the cost of hedging approach, have been made to the opening Consolidated Statement of Changes in Equity. As such, prior year comparatives have not been restated. A summary of adjustments arising from application of IFRS 9 for hedge accounting as of January 1, 2021 are as follows:

	Opening Balance January 1, 2021 (IAS 39) €m	Impact of change in policy €m	Opening Balance January 1, 2021 (IFRS 9) €m
Cash flow hedge reserve	(24.5)	2.8	(21.7)
Cost of hedging reserve	—	(4.4)	(4.4)
Other reserves	(24.5)	(1.6)	(26.1)

Translation reserve	84.7	1.6	86.3

The Company's policy is to reduce its risk of foreign exchange movements on forecasted transactions (such as purchases of raw materials) in currencies other than the operating entity's functional currency using forward foreign exchange contracts designated as cash flow hedges. Under IFRS 9, in cash flow hedges of a forecast transaction that result in the recognition of a non-financial item (such as inventory), the amounts that were accumulated in the cash flow hedging reserve and the cost of hedging reserve are included in the initial cost of the non-financial item upon its recognition. The Company has elected to apply this accounting policy prospectively and therefore as at January 1, 2021 any existing hedges of non-financial items (such as inventory) that were already recognized in the Consolidated Statement of Financial Position, did not result in an opening balance transfer out of equity to the non-financial item as a result of the transition to IFRS 9. For the year ended December 31, 2021, €27.6 million was recognized as deferred hedging gains transferred to the carrying value of inventory. This is not a reclassification adjustment and will not be recognized in the Consolidated Statement of Other Comprehensive Income for the period.
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform (Phase 2)
In August 2020, the IASB issued Interest Rate Benchmark Reform (Phase 2), which amends other IFRS standards. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments in this final phase relate to practical expedient for particular changes in contractual cash flows, relief from specific hedge accounting requirements and certain disclosure requirement.
On June 24, 2021, the Company amended and restated its Senior Facilities Agreement to refinance its existing revolving credit facility of €80.0 million and replace it with a new €175.0 million facility, paying interest rate applicable to the respective drawn down currency. Per the restated Senior Facilities Agreement, the Sterling Overnight Index Average (“SONIA”) has replaced GBP LIBOR and is effective immediately if there is a drawdown on the facility. The Secured Overnight Financing Rate (“SOFR”) will replace USD LIBOR and Swiss Average Rate Overnight (“SARON”) will replace CHF LIBOR, when existing benchmark rates are replaced and borrowings are requested under the Facility.
Equally, on June 24, 2021, the Company amended and restated its Senior Facilities Agreement to refinance its existing €553.2 million senior secured term loan facility through a new 7-year term facility due 2028 (the "Senior EUR Loan"), paying interest at a rate equal to EURIBOR with a zero floor plus a margin of 2.5%. There is currently no indication of the timing of the phase-out of EURIBOR. The Company continues to assess changes in underlying markets and expects to be able to refinance its Senior EUR Loan once replacement reference rates become confirmed.
The existing senior USD loan of $916.4 million (the "Senior USD Loan") paying interest at a rate per annum equal to LIBOR (subject to a zero floor) plus 2.25% per annum has not been refinanced during 2021. The Company uses cross currency interest rate swaps to convert cash flows payable under the Senior USD Loan into €827.8 million of EUR denominated debt with a fixed rate of interest, designated as a cash flow hedge. The USD LIBOR phase out is expected to be completed by June 2023, and therefore in due course the Company will need to renegotiate the terms of our Senior Facilities Agreement with our lenders and amend the terms of linked interest rate hedging arrangements. Such an amendment is expected to be able to be achieved without material financial impact on the Company.
The Amendments are effective for annual periods beginning on or after January 1, 2021. Phase 2 amendments will require the Company to account for a change in the basis for determining the cash flows of a financial asset or a financial liability measured at amortized cost, by updating the effective interest rates as required by IBOR reform. Management continues to assess implications as a result of these amendments on the wider business. These amendments had no impact on the financial statements of the Company for the year ended December 31, 2021. The Company intends to use the practical expedients in future periods as they become applicable.
Recently Issued and Not Yet Adopted Accounting Pronouncements under IFRS
Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction
In May 2021, the International Accounting Standards Board issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, although earlier application is permitted. With a view to reducing diversity in reporting, the amendments will clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations. Based upon our current facts and circumstances, we do not expect our financial performance or disclosure to be materially affected by the application of the amended standard.
Other
The consolidated financial statements and notes are presented in the reporting currency of millions of Euros. All financial information has been rounded to the nearest €0.1 million, except where otherwise indicated.
The consolidated financial statements were approved for issuance by the Board of Directors of Nomad Foods Limited on March 2, 2022. The Directors have, at the time of approving the financial statements, a reasonable expectation that Nomad has adequate resources to continue in operational existence for the foreseeable future given the cash funds available and the current forecast cash outflows. Thus, Nomad continues to adopt the going concern basis of accounting in preparing the financial statements.